ALLOWANCE FOR LOAN LOSSES (Schedule of Changes in the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Allowance for Loan and Lease Losses [Roll Forward]
Balance - beginning of year	$ 7,955	$ 8,039	$ 8,028	$ 7,995
Provision for loan losses	775	650	2,425
Loans charged to allowance	(1,211)	(1,560)	(2,675)
Recovery of loans previously charged off	299	826	261
Net charge-offs	(912)	(734)	(2,414)
Balance - end of year	$ 7,818	$ 7,955	$ 8,039	$ 7,995